Long-Term Loans	6 Months Ended
Jun. 30, 2025
Long-Term Loans [Abstract]
LONG-TERM LOANS

10. LONG-TERM LOANS

In November 2024, the Company, through a wholly-owned subsidiary, entered into Master Loan and Pledge Agreements (the “Agreements A”) with an institution (the “Lender A”), pursuant to which the Lender A agreed to provide loans in tranches denominated in U.S. Dollar with a fixed interest rate of 6.5% per annum. The Agreements A required the Company to transfer certain amounts of its BTC to the Lender A as collateral (see Note 4), with the loan amount being 70% of the then-current fair market value (the “Loan-to-Value Ratio”) of the pledged BTC. If the fair market value of BTC falls, leading to the Loan-to-Value Ratio exceeding 80%, the Company is required to add additional collateral. The balance of outstanding loans withdrawn under the Agreements A as of June 30, 2025 and December 31, 2024 was $35.0 million, which will mature on the middle of 2026.

In March 2025, the Company, through a wholly-owned subsidiary, entered into a Master Loan Agreement (the “Agreement B”) with an institution (the “Lender B”), pursuant to which the Lender B agreed to provide loans in tranches denominated in U.S. Dollar with a fixed interest rate of 7% per annum. The Agreement B also require the Company to transfer certain amounts of its BTC to the Lender B as collateral (see Note 4). The initial loan-to-value ratio was set at 60%, with an additional collateral trigger at 75% and a liquidation threshold at 90%. The balance of outstanding loans withdrawn under the Agreement B as of June 30, 2025 and December 31, 2024 was $5.0 million and nil, respectively. The Agreement B is structured as an open-term facility with no fixed maturity date.

	Agreement A	Agreement B	Total

Balance as of January 1, 2025	35,000,000	-	35,000,000
Addition	-	5,000,000	5,000,000
Balance as of June 30, 2025	35,000,000	5,000,000	40,000,000

The above loans were paid in USDT. The repayment of the loan principal may be made in U.S. Dollar by default or in digital assets. In the event that the Company wishes to repay the loan balance to the lenders in digital assets, the Company shall repay such amount of digital assets which, if converted into U.S. Dollar using the spot rate at the time of such repayment, would be no less than the amount the lenders would receive in U.S. Dollar.